Document and Entity Information	Aug. 12, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001777835
Document Type	8-K
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	PERELLA WEINBERG PARTNERS
Entity Incorporation State Country Code	DE
Entity File Number	001-39558
Entity Tax Identification Number	84-1770732
Entity Address, Address Line One	767 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	(212)
Local Phone Number	287-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	PWP
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	PWPPW
Security Exchange Name	NASDAQ